Fair Value (Narrative) (Detail)	12 Months Ended
Mar. 31, 2018
Private Equity Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	10 years
Real Estate Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	4 years